Convertible Loans (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 27, 2017	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2022	Feb. 25, 2021
Convertible Loans [Line Items]
Aggregate amount of convertible loans	$ 144		$ 0
Aggregate ordinary shares (in Shares)	10,029,193	47,635,875		47,635,875	956,333
Percentage of loans interest rate	2.00%
Total right to purchase (in Shares)	2,690,623
Convertible loans received		$ 144
fair value of convertible loans		5
Fair value of loans received		$ 93
Percentage of effective interest rate		60.00%
Loans balances		$ 46